Retirement benefit obligations - Schedule of Composition of Scheme Assets (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	[1]
Debt instruments held [abstract]
Debt securities	£ 15,355	£ 9,926	[1]	£ 6,835
Investment grade
Debt instruments held [abstract]
Defined benefit scheme fair value of scheme assets debt instruments with investment grade	26,777	20,369
Retirement scheme assets
Debt instruments held [abstract]
Fixed interest government bonds	5,657	3,007
Index-linked government bonds	16,105	15,497
Corporate and other debt securities	7,305	3,978
Asset-backed securities	4	0
Debt securities	29,071	22,482
Pooled investment vehicles	8,974	18,593
Property	97	116
Equity instruments	85	54
Money market instruments, cash, derivatives and other assets and liabilities	(4,494)	(8,548)
At 31 December	33,733	32,697
Quoted £m | Retirement scheme assets
Debt instruments held [abstract]
Fixed interest government bonds	5,657	3,007
Index-linked government bonds	16,105	15,497
Corporate and other debt securities	7,305	3,978
Asset-backed securities	4	0
Debt securities	29,071	22,482
Pooled investment vehicles	613	2,730
Property	0	0
Equity instruments	23	7
Money market instruments, cash, derivatives and other assets and liabilities	466	1,069
At 31 December	30,173	26,288
Unquoted £m | Retirement scheme assets
Debt instruments held [abstract]
Fixed interest government bonds	0	0
Index-linked government bonds	0	0
Corporate and other debt securities	0	0
Asset-backed securities	0	0
Debt securities	0	0
Pooled investment vehicles	8,361	15,863
Property	97	116
Equity instruments	62	47
Money market instruments, cash, derivatives and other assets and liabilities	(4,960)	(9,617)
At 31 December	£ 3,560	£ 6,409

[1]	1 Restated for presentational changes and for the adoption of IFRS 17; see notes 1 and 54.